Condensed Combined Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Current assets:
Cash and cash equivalents	$ 130,537	$ 150,664
Restricted cash	52,033	22,149
Accounts receivable and contract assets, net of allowance for credit losses	54,491	70,234
Other current assets	27,068	24,331
Total current assets	264,129	267,378
Property and equipment, at cost (note 3)	1,037,399	1,007,776
Accumulated depreciation	(298,542)	(277,979)
Property and equipment, net	738,857	729,797
Investments in affiliates, accounted for using the equity method (note 4)	98,890	94,564
Intangible assets not subject to amortization:
Goodwill	175,764	175,764
Franchise rights	123,703	123,703
Intangible assets, Total	299,467	299,467
Other assets, net	107,759	99,455
Total assets	1,509,102	1,490,661
Current liabilities:
Accounts payable and accrued liabilities	65,426	54,748
Deferred revenue and refundable tickets	142,010	104,996
Current portion of debt (note 5)	7,205	74,806
Other current liabilities	5,524	6,361
Total current liabilities	220,165	240,911
Long-term debt (note 5)	531,490	467,160
Redeemable intergroup interests	340,889	278,103
Finance lease liabilities	106,014	107,220
Deferred income tax liabilities	46,965	54,099
Pension liability	10,450	15,405
Other noncurrent liabilities	31,247	28,253
Total liabilities	1,287,220	1,191,151
Equity:
Parent's investment	730,620	732,350
Retained earnings (deficit)	(515,971)	(429,082)
Accumulated other comprehensive earnings (loss), net of taxes	(4,056)	(3,758)
Total parent's investment	210,593	299,510
Noncontrolling interests in equity of subsidiaries	11,289
Total equity	221,882	299,510
Total liabilities and equity	$ 1,509,102	$ 1,490,661